Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 188,257	$ 25,502	$ 33,989
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrecognized gain (loss) on derivative instruments	(19,385)	2,139	(22,551)
Reclassification adjustment for loss on derivative instruments realized in net income (Note 9)	7,737	47,720	24,419
Total other comprehensive income (loss)	(11,648)	49,859	1,868
Total comprehensive income	$ 176,609	$ 75,361	$ 35,857